UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1.    Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

September 30, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets

Investment Funds

Commodity Trading Advisors - Managed Futures
Robeco Transtrend Diversified Fund LLC	6/1/2008	$18,576,512	$20,550,338	2.07%

Total Commodity Trading Advisors - Managed Futures		18,576,512	20,550,338	2.07

Equity Long/Short - High Hedge
Ascend Partners Fund II LP	6/1/2008	21,672,366	23,422,172	2.36
Prism Partners III Leveraged, L.P.	3/1/2008	25,709,773	28,144,988	2.83

Total Equity Long/Short - High Hedge		47,382,139	51,567,160	5.19

Equity Long/Short - Opportunistic
East Side Capital, L.P.	1/1/2006	25,986,885	21,784,912	2.19
Eminence Partners, L.P.	7/1/2009	30,000,000	30,111,904	3.03
H.I.G. Brightpoint Capital Global Partners, L.P.	2/1/2008	1,930,940	2,023,773	0.20
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	20,914,866	23,085,841	2.33
Karsch Capital II, LP (a)	1/1/2006	16,199,956	16,418,777	1.65
Lansdowne Global Financials Fund, L.P.	1/1/2006	16,983,498	22,878,055	2.30
Lansdowne UK Equity Fund, L.P.	5/1/2009	35,000,000	39,481,155	3.97
Nevsky Fund Limited	6/1/2009	24,677,573	26,608,498	2.68
Seligman Tech Spectrum Fund LLC (a)	11/1/2007	8,071,884	9,163,231	0.92
Visium Special Holdings LLC	7/1/2009	740,214	816,690	0.08

Total Equity Long/Short - Opportunistic		180,505,816	192,372,836	19.35

Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	22,096,646	18,403,329	1.85
Plainfield 2009 Liquidating LLC	6/1/2009	28,092,244	21,714,174	2.18
Silver Point Capital Fund, L.P.	5/1/2007	4,199,844	3,048,716	0.31

Total Event Driven Credit		54,388,734	43,166,219	4.34

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets

Investment Funds (continued)

Macro
Brevan Howard L.P.	4/1/2009	$64,487,197	$67,964,748	6.84%
Citadel Tactical Trading LLC	1/1/2008	26,900,000	42,815,534	4.31
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	45,501,903	52,026,488	5.23
Discovery Global Opportunity Partners, L.P.	1/1/2008	38,000,000	38,219,415	3.84
Moore Emerging Markets Fund Ltd.	7/1/2009	20,000,000	20,933,925	2.11
Tudor BVI Global Fund L.P. (The)	4/1/2009	30,000,000	32,460,609	3.27

Total Macro		224,889,100	254,420,719	25.60

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	1/1/2006	522,202	711,202	0.07
New Ellington Credit Partners, L.P.	10/1/2008	475,567	673,219	0.07

Total Mortgage Arbitrage		997,769	1,384,421	0.14

Multi-Strategy
Amaranth Capital Partners LLC	1/1/2006	378,095	106,494	0.01
Citadel Wellington LLC	8/1/2006	64,924,515	54,867,343	5.52
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	31,624,269	34,095,079	3.43
HBK Fund L.P.	1/1/2006	20,143,549	17,474,751	1.76
Magnetar Capital Fund, LP	1/1/2008	30,000,000	24,184,248	2.43
Millennium USA, L.P.	9/1/2008	65,000,000	68,080,456	6.85
OZ Europe Domestic Partners II, L.P.	4/1/2007	2,207,839	2,880,966	0.29
Perry Partners, L.P.	11/1/2006	1,895,958	879,108	0.09
Polygon Global Opportunities Fund LP	1/1/2006	9,598,771	5,777,066	0.58
QVT Associates II LP	7/1/2009	49,601,937	42,748,510	4.30
QVT Associates II Holdings Ltd.	7/1/2009	838,323	819,326	0.08
S.A.C. Capital Management, L.P. (a)	9/1/2009	9,000,000	9,224,346	0.93
Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	9,893,731	3,394,122	0.34
TPG-Axon Partners, LP	10/1/2007	52,000,000	41,663,130	4.19

Total Multi-Strategy		347,106,987	306,194,945	30.80

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets

Investment Funds (continued)

Restructurings and Value
Amber Fund LP	7/1/2006	$1,192,297	$1,231,571	0.12%
Castlerigg Onshore SPV	1/1/2009	2,737,242	2,634,381	0.26
Castlerigg Partners L.P.	5/1/2007	1,487,505	1,078,046	0.11
Icahn Partners LP (a)	1/1/2006	19,000,000	15,326,755	1.54
Oceanwood Global Opportunities Fund L.P.	7/1/2007	338,887	208,006	0.02
One East Partners, LP	8/1/2006	4,354,574	3,149,445	0.32
Owl Creek Overseas Fund, Ltd.	2/1/2008	22,226,113	23,813,576	2.40
OZ Asia Domestic Partners, L.P.	1/1/2006	140,478	30,217	0.00
Western Investment Activism Partners LLC	3/1/2007	3,893,926	3,540,510	0.36

Total Restructurings and Value		55,371,022	51,012,507	5.13

Statistical Arbitrage
Citadel Derivatives Group Investors LLC	7/1/2007	6,300,000	13,637,637	1.37

Total Statistical Arbitrage		6,300,000	13,637,637	1.37

Total Investments in Investment Funds		935,518,079	934,306,782	93.99

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.24%		36,845,226	36,845,226	3.71

Total Short-Term Investments		36,845,226	36,845,226	3.71

Total Investments in Investment Funds and Short-Term Investments		$972,363,305	971,152,008	97.70

Other Assets, less Liabilities			22,897,064	2.30

Total Net Assets			$994,049,072	100.00%

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2009

Description	Swap Counterparty	Maturity Date	Floating Amount †	Unrealized Appreciation (Depreciation)

Total Return Swaps
Reference Funds	BNP Paribas	8/26/2010
Distressed
Cerberus Partners, L.P.			$81,000,000	$(21,791,677)

Equity Long/Short - Opportunistic
Karsch Capital II, LP			15,500,000	1,991,420
Seligman Tech Spectrum Fund LLC			22,000,000	4,982,678

Multi-Strategy
S.A.C. Capital Management, L.P.			10,543,156	1,084,846
S.A.C. Multi-Strategy Fund, L.P.			26,611,036	(5,091,254)

Restructurings and Value
Icahn Partners, LP			7,500,000	(926,206)

Cash Collateral			(20,000,000)	-
Accreted Interest			1,033,277	(1,033,277)

			$144,187,469	$(20,783,470)

Detailed information about all of the Investment Funds’ portfolios is not available.

†	The Floating Amount represents the notional amounts of Reference Funds, plus any cash collateral, plus accreted interest.
(a)	The Fund also holds interests in this Investment Fund, or in an Investment Fund managed by a related investment manager, indirectly through a swap agreement.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2009

Strategy Allocation	Percent of Net Assets

Multi-Strategy	34.14%
Macro	25.60
Equity Long/Short - Opportunistic	23.82
Distressed	5.96
Restructurings and Value	5.79
Equity Long/Short - High Hedge	5.19
Event Driven Credit	4.34
Short-Term Investments	3.71
Commodity Trading Advisors - Managed Futures	2.07
Statistical Arbitrage	1.37
Mortgage Arbitrage	0.14
Cash Collateral and Accreted Interest on Swaps	(2.12)

Total Investments in Investment Funds, Short-Term Investments and Total Return Swaps (notional value)	110.01%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from, or on behalf of, Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which processes assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Fund’s Prospectus, the Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Short-term investments are invested in a money market fund or overnight in a short-term time deposit with the Fund’s custodian, State Street Bank and Trust Company. Investments in money market funds are valued at net asset value. Investments in short-term time deposits are valued at amortized cost, which approximates fair value.

Swaps are valued based on market values provided by dealers. Fair values represent contract-to-date unrealized appreciation and depreciation on the instruments. The unrealized appreciation/ depreciation, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund establishes a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Investment Funds	Other Financial Instruments*
Level 1 - Quoted Prices	$-	$36,845,226
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	934,306,782	(20,783,470)

Total	$934,306,782	$16,061,756

* Other financial instruments include short-term investments and total return swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Investment Funds	Other Financial Instruments*
Balance as of December 31, 2008	$942,467,854	$(31,184,857)
Net realized gain (loss)	(29,776,822)	(2,825,107)
Net change in unrealized appreciation/depreciation	156,144,083	10,401,387
Net purchases (sales)	(134,528,333)	2,825,107
Net transfers in or out of Level 3	-	-

Balance as of September 30, 2009	$934,306,782	$(20,783,470)

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2009	$128,234,683	$10,444,031

* Other financial instruments include total return swaps.

Item 2.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.  Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alternative Investment Partners Absolute Return Fund

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 25, 2009

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 25, 2009
By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 25, 2009